Additional Disclosure - $ / shares			3 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Statement Table
Distribution Made to Limited Partner, Distributions Declared, Per Unit	[1]		$ 0.3669	$ 0.3669	$ 0.3669	$ 0.6079	$ 0.3669	$ 0.3669	$ 0.3502	$ 0.5168	$ 0.3168	$ 0.3168
Common Shares [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]		Unlimited

[1]	Represents the cash distributions (including dividends, dividends reinvested and returns of capital, if any) per Common Share that the Fund has declared on the Common Shares in the specified quarter. Tax characteristics of distributions will vary.